UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Investment Grade Municipal Trust

QUARTERLY REPORT

February 29, 2012

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 145.4%
Airport Revenue - 3.8%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$650,000	$742,348
Houston, TX, Airport System Rev., “B”, 5%, 2026	160,000	181,118
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	195,000	218,470
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	225,000	251,732
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 2025	2,000,000	2,333,780
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	710,000	766,438

		$4,493,886
General Obligations - General Purpose - 3.4%
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 2029	$855,000	$1,015,937
Las Vegas Valley, NV, Water District, “C”, 5%, 2029	755,000	859,681
Luzerne County, PA, AGM, 6.75%, 2023	370,000	437,843
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “F”, 5.25%, 2024	325,000	352,008
State of California, 5.75%, 2019	70,000	71,813
State of California, 5.25%, 2028	270,000	310,514
State of California, 5.25%, 2030	645,000	736,029
State of Hawaii, “DZ”, 5%, 2031	180,000	212,031

		$3,995,856
General Obligations - Schools - 3.5%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$130,000	$54,815
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	235,000	92,903
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	470,000	176,067
Chicago, IL, Board of Education, “A”, 5%, 2041	1,000,000	1,076,600
Frenship, TX, Independent School District, AGM, 5%, 2033	1,000,000	1,077,900
Los Angeles, CA, Unified School District, “D”, 5%, 2034	95,000	104,905
Pomona, CA, Unified School District, “A”, NATL, 6.45%, 2022	1,000,000	1,214,490
West Contra Costa, CA, Unified School District, “B”, NATL, 6%, 2024	250,000	290,355

		$4,088,035
Healthcare Revenue - Hospitals - 22.5%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	$405,000	$334,737
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	165,000	177,312
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	105,000	112,220
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	195,000	212,076
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	535,000	638,410
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	575,000	534,566
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 2038	360,000	381,002
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	355,000	359,452
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	205,000	247,453
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	250,000	302,155
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	850,000	888,981
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	380,000	409,663
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	400,000	494,580
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	460,000	519,639
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	395,000	441,334
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	45,000	45,631
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	705,000	732,996
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	150,000	156,218
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	470,000	521,446
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	845,000	876,789
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	255,000	291,850
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	85,000	96,176

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	$440,000	$494,300
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	265,000	277,211
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	35,000	37,465
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	85,000	89,789
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	180,000	189,583
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	415,000	420,806
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	385,000	396,800
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	45,000	44,568
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	45,000	43,115
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	175,000	209,944
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	265,000	271,850
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Regional), “C”, 5.75%, 2013	180,000	180,279
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), “F”, 5.75%, 2029	370,000	370,407
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Variety Children’s Hospital), “A”, 6.125%, 2042	195,000	222,086
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	750,000	807,450
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	445,000	488,913
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	60,000	60,814
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	300,000	281,232
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	415,000	427,355
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	165,000	191,854
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	100,000	115,092
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	245,000	264,061
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	320,000	320,509
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	855,000	1,002,830
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	525,000	598,133
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	230,000	289,577
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	555,000	592,007
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	535,000	553,409
South Carolina Jobs & Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2023	390,000	394,906
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	105,000	113,850
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	155,000	165,940
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	1,000,000	925,860
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (HealthPartners Obligated Group), 5.25%, 2023	325,000	342,069
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	1,365,000	1,428,759
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	135,000	137,808
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	1,000,000	85,000
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	265,000	265,623
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	220,000	221,529
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 5.5%, 2027	560,000	601,776
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 2041	85,000	97,060
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	695,000	806,826
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	570,000	594,476
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	285,000	285,433
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	175,000	180,766
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	185,000	204,801
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	55,000	59,704
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc. Project), 5.375%, 2018	385,000	395,726
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	195,000	204,965
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	100,000	114,021
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	695,000	697,704

		$26,340,727

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - 6.7%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	$500,000	$448,815
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	501,525
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Friendship Village South), “A”, 5.25%, 2013	500,000	528,610
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	700,000	645,120
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	570,000	618,974
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	250,000	235,278
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	115,000	134,451
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	405,000	400,266
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	500,000	445,790
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	250,000	250,950
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	350,000	358,642
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	190,000	208,037
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	125,000	125,099
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	200,000	188,838
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	300,000	275,757
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	310,000	311,091
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	100,000	94,690
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	85,000	84,705
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	250,000	199,483
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	400,000	425,744
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	485,000	494,778
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	40,000	42,553
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	315,000	333,286
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	500,000	532,035

		$7,884,517
Healthcare Revenue - Other - 0.2%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$250,000	$270,548

Human Services - 0.2%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5%, 2024	$250,000	$249,320

Industrial Revenue - Airlines - 0.3%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$125,000	$148,503
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	95,000	103,000
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	105,000	105,440

		$356,943
Industrial Revenue - Chemicals - 0.5%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$590,000	$605,393

Industrial Revenue - Environmental Services - 0.7%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$151,276
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	305,000	316,990
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	335,000	348,839

		$817,105
Industrial Revenue - Other - 2.8%
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	$25,246	$252
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	250,000	250,145
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	315,000	288,864
Michigan Strategic Fund Ltd. Obligation Rev. (Michigan Sugar Co., Carrollton), 6.55%, 2025	250,000	221,885
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	500,000	468,150
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 6.25%, 2031	180,000	180,677
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 2021	1,000,000	1,224,760
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	680,000	683,284

		$3,318,017

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - 0.8%
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5.75%, 2027	$250,000	$256,805
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	320,000	327,933
Sabine River, LA, Water Facilities Authority Rev. (International Paper Co.), 6.2%, 2025	310,000	312,874

		$897,612
Miscellaneous Revenue - Entertainment & Tourism - 0.8%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$200,000	$213,792
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	130,000	140,009
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	350,000	297,920
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	250,000	262,353

		$914,074
Miscellaneous Revenue - Other - 3.5%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$95,000	$99,307
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	190,000	194,450
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	155,000	156,829
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	90,000	90,145
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	50,000	56,323
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	250,000	280,620
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	95,000	100,233
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	465,000	513,425
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	40,000	42,955
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	185,000	202,799
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	435,000	471,396
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2031	200,000	220,322
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	500,000	532,785
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	600,000	655,758
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	35,000	36,926
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	410,000	382,177
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	85,000	79,833

		$4,116,283
Multi-Family Housing Revenue - 3.3%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$500,255
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032 (d)(q)	355,000	156,562
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2019 (n)	500,000	523,860
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	500,000	507,530
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (b)	365,986	325,844
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049 (b)(z)	1,000,000	640,150
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	227,741	220,191
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood/Juniper, Pine Tree Harbor, & Conifer South), GNMA, 5.05%, 2037	1,040,000	1,045,418

		$3,919,810
Parking - 0.3%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$285,000	$314,110

Port Revenue - 0.1%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$150,000	$158,337

Sales & Excise Tax Revenue - 4.8%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$250,000	$163,435
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	155,000	178,042
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	310,000	353,605
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	60,000	68,122
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2040	410,000	453,066
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	560,000	633,954
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	480,000	523,392

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$350,000	$458,556
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2031	335,000	436,800
Massachusetts School Building Authority, Sales Tax Rev., “B”, 5%, 2032	720,000	836,179
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	375,000	368,351
Tampa Bay, FL, Sports Authority Rev. (Tampa Bay Arena), NATL, 5.75%, 2025	1,000,000	1,139,310

		$5,612,812
Single Family Housing - Local - 0.7%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$271,299	$274,064
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	500,000	507,355

		$781,419
Single Family Housing - State - 2.5%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	$430,000	$432,546
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 2042	245,000	248,793
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 2026	120,000	113,642
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	860,000	884,914
Colorado Housing & Finance Authority, “B-2”, 7.25%, 2031	30,000	30,042
Maine Housing Authority Mortgage, “A-2”, 4.95%, 2027	445,000	448,462
Montana Board Housing (Single Family Mortgage), “A”, 5%, 2036	630,000	632,867
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	95,000	97,120

		$2,888,386
Solid Waste Revenue - 1.5%
Delaware County, PA, Industrial Development Authority Rev. (American Ref-Fuel), “A”, 6.1%, 2013	$455,000	$455,541
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.45%, 2012	1,250,000	1,253,488
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	55,000	60,522

		$1,769,551
State & Agency - Other - 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$100,000	$100,549

State & Local Agencies - 6.0%
Berkeley County, SC, School District Installment Lease (Securing Assets for Education), 5%, 2028	$500,000	$516,540
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	250,000	268,218
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	500,000	531,800
Lancaster, SC, Educational Assistance Program, Inc., School District Lancaster County Project, 5%, 2026	550,000	578,545
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	350,000	365,775
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 2016	1,575,000	1,747,478
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	350,000	364,119
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	105,000	113,115
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	205,000	238,089
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 5.5%, 2031	300,000	321,360
Riverside, MO, Tax Increment Rev. (L-385 Levee Project), 5.25%, 2020	500,000	523,920
St. Louis, MO, Industrial Development Authority Leasehold Rev. (Convention Center Hotel), Capital Appreciation, AMBAC, 0%, 2018	300,000	210,474
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2024	1,000,000	1,214,490

		$6,993,923
Student Loan Revenue - 1.0%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$180,000	$194,693
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	180,000	194,638
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	15,000	16,164
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	320,000	343,709
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	355,000	385,633

		$1,134,837

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - 2.6%
Dallas County, TX, Flood Control District, 7.25%, 2032	$500,000	$511,210
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	350,000	394,825
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, 5%, 2012 (c)	180,000	185,967
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, 5%, 2026	1,780,000	1,831,139
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	180,906

		$3,104,047
Tax Assessment - 2.8%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	$185,000	$196,740
Celebration Community Development District, FL, “A”, 6.4%, 2034	215,000	218,253
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	610,000	619,223
Du Page County, IL, Special Service Area (Monarch Landing Project), 5.4%, 2016	129,000	128,270
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	130,000	117,854
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	300,000	303,420
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	225,000	206,672
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	717,000	672,890
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	445,000	330,720
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	100,000	43,076
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	470,000	211,932
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (a)(d)	480,000	182,400

		$3,231,450
Tobacco - 5.5%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$1,780,000	$1,399,116
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)(f)	470,000	497,913
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	425,000	325,231
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	150,000	172,604
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,145,000	1,292,029
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	300,000	303,000
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,610,000	1,220,992
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	675,000	737,519
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	460,000	478,386

		$6,426,790
Toll Roads - 3.5%
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	$175,000	$190,346
North Texas Tollway Authority Rev., 6%, 2038	620,000	710,880
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	1,000,000	1,134,040
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., Capital Appreciation, “A”, NATL, 0%, 2015	2,000,000	1,745,220
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 2025	235,000	286,336

		$4,066,822
Transportation - Special Tax - 7.6%
Arizona Transportation Board Highway Rev., “A”, 5%, 2036	$530,000	$593,642
Arizona Transportation Board Highway Rev., “B”, 5%, 2031	1,000,000	1,125,390
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	455,000	567,813
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 2030	1,000,000	1,173,990
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 2036	2,000,000	2,248,640
Regional Transportation Authority, IL, “C”, FGIC, 7.75%, 2020	1,000,000	1,249,540
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2028	405,000	480,091
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2029	405,000	477,070
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2030	385,000	450,304
State of Hawaii, Highway Rev., “A”, 5%, 2030	305,000	359,677
State of Hawaii, Highway Rev., “A”, 5%, 2031	120,000	140,616
State of Hawaii, Highway Rev., “A”, 5%, 2032	80,000	93,151

		$8,959,924

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - 25.9%
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	$350,000	$366,531
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	135,000	146,251
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 5%, 2042	530,000	541,485
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2036	75,000	86,153
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	535,000	604,946
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	108,550
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	70,000	76,238
California State University Rev., “A”, 5%, 2037	805,000	876,315
District of Columbia Rev. (Georgetown University), Capital Appreciation, BHAC, 0% to 2018, 5% to 2040	1,430,000	1,092,205
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 2040	645,000	717,782
Grand Valley, MI, State University Rev., 5.5%, 2027	115,000	127,018
Grand Valley, MI, State University Rev., 5.625%, 2029	55,000	60,742
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	490,000	503,833
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2025	130,000	146,714
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2026	95,000	106,730
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2028	20,000	22,166
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	335,000	280,499
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	335,000	270,439
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	545,000	591,412
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	125,000	135,628
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	145,000	158,120
Indiana University Rev., “A”, 5%, 2029	80,000	95,256
Indiana University Rev., “A”, 5%, 2030	45,000	52,838
Indiana University Rev., “A”, 5%, 2031	45,000	52,493
Indiana University Rev., “A”, 5%, 2032	45,000	52,193
Indiana University Rev., “A”, 5%, 2037	130,000	146,294
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	285,000	288,115
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	102,685
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	100,000	102,169
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	125,000	136,903
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	315,000	330,895
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	225,000	261,011
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	415,000	468,120
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	370,000	397,362
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	125,000	135,535
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	460,000	553,233
New York Dormitory Authority Rev. (Columbia University), 5%, 2038 (u)	15,000,000	16,761,150
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	45,000	47,843
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	115,000	116,121
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	175,000	202,195
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	75,000	86,192
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	75,000	85,796
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	135,000	150,474
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	535,000	626,774
University of Minnesota, “A”, ETM, 5.75%, 2014 (c)	500,000	558,180
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	210,000	245,444
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	190,000	215,350
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	65,000	73,104
Waco Education Finance Corp. Rev. (Baylor University), 5%, 2043	675,000	753,698
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	225,000	242,861

		$30,360,041
Universities - Dormitories - 1.5%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$285,000	$295,266
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	500,000	483,420
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	220,000	234,104
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	390,000	428,384

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Dormitories - continued
Pennsylvania Higher Education Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	$200,000	$196,916
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	65,000	69,182
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	85,000	90,069

		$1,797,341
Universities - Secondary Schools - 0.9%
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	$100,000	$108,615
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	70,000	74,546
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	230,000	236,049
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	150,000	164,952
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	385,000	427,781

		$1,011,943
Utilities - Cogeneration - 0.5%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	$225,000	$226,082
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	320,000	320,048

		$546,130
Utilities - Investor Owned - 8.6%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	$270,000	$37,965
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	195,000	224,242
Clark County, NV, Industrial Development Rev. (Southwest Gas Corp. Project), “E”, 5.8%, 2038 (b)	250,000	260,110
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	400,000	419,900
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	410,000	458,470
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2029	1,000,000	1,194,870
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	70,000	82,261
Matagorda County, TX, Navigation District 1 (Houston Lighting), AMBAC, 5.125%, 2028	2,000,000	2,192,180
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,000,000	1,001,780
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	259,175
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	495,000	562,152
Petersburg, IN, Pollution Control Rev. (Indianapolis Power & Light), NATL, 5.4%, 2017	2,500,000	2,887,650
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	485,000	506,975

		$10,087,730
Utilities - Municipal Owned - 2.7%
Long Island, NY, Power Authority, “A”, 5%, 2038	$670,000	$720,907
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 2036	1,000,000	1,133,830
New York Power Authority Rev., “A”, 5%, 2038	1,000,000	1,123,240
Salt River, AZ, Project Agricultural Improvement & Power District Electric, “A”, 5%, 2032	190,000	213,279

		$3,191,256
Utilities - Other - 3.7%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	$120,000	$132,695
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	250,000	275,230
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	190,000	215,458
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	425,000	531,552
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	795,000	809,382
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	790,000	789,937
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	180,000	199,012
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	205,000	223,655
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	300,000	325,908
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	610,000	658,989
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	185,000	192,317

		$4,354,135
Water & Sewer Utility Revenue - 9.6%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$290,000	$357,129

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 2035	$1,000,000	$1,166,860
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	255,000	255,082
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	290,000	308,551
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	505,000	546,531
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.25%, 2042	140,000	140,210
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	125,000	146,770
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	120,000	140,250
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	75,000	87,186
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	15,000	17,357
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	340,000	378,665
East Bay, CA, Municipal Utility District, Water System Rev., “A”, 5%, 2028	1,500,000	1,818,630
Fulton County, GA, Water & Sewer Rev., 5%, 2026	320,000	379,632
Fulton County, GA, Water & Sewer Rev., 5%, 2027	215,000	253,397
Houston, TX, Utility System Rev., “D”, 5%, 2036	355,000	398,441
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	600,000	789,684
Metropolitan Water District of Salt Lake & Sandy, (Water Rev. Project), “A”, 5%, 2037	215,000	244,926
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 2025	200,000	240,248
New York Environmental Facilities, “C”, 5%, 2041	255,000	284,200
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 2034	1,610,000	1,829,894
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 2036	1,000,000	1,075,210
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	335,000	386,466

		$11,245,319
Total Municipal Bonds		$170,404,978

Floating Rate Demand Notes - 0.7%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.07%, due 3/01/12	$400,000	$400,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.08%, due 3/01/12	400,000	400,000
Total Floating Rate Demand Notes		$800,000

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	386,195	$386,195
Total Investments		$171,591,173

Other Assets, Less Liabilities - (4.8)%		(5,608,699)

Preferred shares (Issued by the Fund) - (41.6)%		(48,750,000)
Net assets applicable to common shares - 100.0%		$117,232,474

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,084,133 representing 0.9% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049	11/02/05	$1,000,000	$640,150
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	229,547	220,191
Total Restricted Securities			$860,341
% of Net assets applicable to common shares			0.7%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 2/29/12

Futures Contracts Outstanding at 2/29/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	90	$11,785,781	June - 2012	$(3,825)
U.S. Treasury Bond 30 yr (Short)	USD	31	4,391,344	June - 2012	(3,015)

					$(6,840)

At February 29, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/29/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$170,404,978	$—	$170,404,978
Short Term Securities	—	800,000	—	800,000
Mutual Funds	386,195	—	—	386,195
Total Investments	$386,195	$171,204,978	$—	$171,591,173

Other Financial Instruments
Futures	$(6,840)	$—	$—	$(6,840)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$152,241,441
Gross unrealized appreciation	$14,137,041
Gross unrealized depreciation	(2,323,834)
Net unrealized appreciation (depreciation)	$11,813,207

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	506,758	8,958,616	(9,079,179)	386,195

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$300	$386,195

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 13, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2012

*	Print name and title of each signing officer under his or her signature.